UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03850

Exact name of registrant as specified in charter:	Delaware Group® Tax Free Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 100.78%
Corporate Revenue Bonds – 9.81%
Alliance Airport Authority, Texas Special Facilities Revenue (American Airlines Project)
Series B 5.25% 12/1/29 (AMT)	$2,250,000	$1,064,408
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue (Dow
Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,940,000	1,633,053
Brazos, Texas River Authority Pollution Control Revenue
(Texas Utilities) 5.40% 5/1/29 (AMT)	3,000,000	1,335,570
(TXU Energy Co. Project) Series B 6.30% 7/1/32 (AMT)	3,500,000	1,689,660
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2
5.875% 6/1/47	455,000	297,247
6.50% 6/1/47	2,425,000	1,744,181
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue (Electric &
Power Co. Project) Series A 3.60% 2/1/32	2,100,000	2,096,766
Cloquet, Minnesota Pollution Control Revenue (Potlatch Corp. Project) 5.90% 10/1/26	1,695,000	1,161,906
Golden State, California Tobacco Securitization Corporation Settlement Revenue Asset-Backed
Series A-1 5.125% 6/1/47	1,530,000	915,246
Indianapolis, Indiana Airport Authority Revenue Special Facilities (Federal Express Corp. Project)
5.10% 1/15/17 (AMT)	2,750,000	2,500,273
Series 1998 5.50% 5/1/29 (AMT)	2,000,000	1,505,040
Iowa Finance Authority Pollution Control Facility Revenue (Interstate Power) 5.00% 7/1/14 (FGIC)	3,640,000	3,759,428
Mason County, West Virginia Pollution Control Revenue (Appalachian Power Co. Project)
Series K 6.05% 12/1/24 (AMBAC)	3,000,000	2,999,700
Michigan Tobacco Settlement Financing Authority Asset-Backed Series A 6.00% 6/1/48	4,445,000	3,090,386
Mississippi Business Finance Corporation Pollution Control Revenue (System Energy
Resources, Inc. Project) 5.90% 5/1/22	3,000,000	2,790,780
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power
Co.) Series B 4.875% 6/1/34	4,750,000	4,960,948
Nassau County, New York Tobacco Settlement Asset-Backed Series A-3 5.125% 6/1/46	4,270,000	2,888,185
New Jersey Economic Development Authority Special Facility Revenue (Continental Airlines,
Inc. Project) 6.25% 9/15/29 (AMT)	2,000,000	1,580,100
Petersburg, Indiana Pollution Control Revenue (Indianapolis Power & Light Co. Project) 6.375% 11/1/29 (AMT)	5,000,000	4,270,800
Phenix City, Alabama Industrial Development Board Environmental Improvement Revenue
(Mead Westvaco Corp. Project) Series A 6.35% 5/15/35 (AMT)	3,000,000	2,360,700
Richmond County, Georgia Development Authority Environmental Improvement Revenue
(International Paper Co.) Series B 5.95% 11/15/25 (AMT)	5,000,000	4,057,100
South Carolina Jobs Economic Development Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) Series B 5.45% 11/1/32 (AMBAC) (AMT)	500,000	453,960
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project) Series A 5.65% 6/1/37 (AMT)	500,000	327,365
Sweetwater County, Wyoming Solid Waste Disposal Revenue (FMC Corp. Project) 5.60% 12/1/35 (AMT)	3,250,000	2,620,410
Tobacco Settlement Financing Corporation, Virginia Senior
ΩConvertible Series B-2 5.20% 6/1/46	2,500,000	1,138,450
Series B-1 5.00% 6/1/47	2,020,000	1,197,476
		54,439,138
Education Revenue Bonds – 6.61%
Amherst, New York Industrial Development Agency Civic Facilities Revenue (UBF Faculty
Student Housing) Series A 5.75% 8/1/30 (AMBAC)	1,300,000	1,318,278
Broward County, Florida Educational Facilities Authority Revenue (Nova Southeastern
University Project) 5.25% 4/1/27 (RADIAN)	1,000,000	907,270
California Statewide Communities Development Authority Student Housing Revenue (East
Campus Apartments, LLC) Series A 5.625% 8/1/34 (ACA)	3,400,000	2,805,000
Gainesville, Georgia Redevelopment Authority Educational Facilities Revenue (Riverside
Military Academy Project) 5.125% 3/1/37	3,735,000	1,889,649
Marietta, Georgia Development Authority Revenue (Life University Income Project) 7.00% 6/15/39	4,200,000	3,601,122
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A 5.50% 11/15/36	4,515,000	4,885,004
(Nichols College Project) Series C
6.00% 10/1/17	810,000	736,274
6.125% 10/1/29	1,000,000	812,600

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue
(Washington University) Series A 5.375% 3/15/39	5,000,000	5,288,449
New Hampshire Higher Educational & Health Facilities Authority Revenue (New Hampton
School Issue) 5.375% 10/1/28	3,070,000	2,289,360
New Jersey State Educational Facilities Authority Revenue (University Medical & Dentistry) Series B 7.50% 12/1/32	1,435,000	1,498,585
^Oregon Health & Science University Revenue (Capital Appreciation Insured) Series A 5.50% 7/1/21 (NATL-RE)	2,000,000	1,093,140
Provo, Utah Charter School Revenue (Freedom Academy Foundation Project) 5.50% 6/15/37	1,750,000	1,163,348
Saint Louis, Missouri Industrial Development Authority Revenue (Confluence Academy
Project) Series A	1,150,000	823,113
5.25% 6/15/25
5.35% 6/15/32	2,300,000	1,518,023
San Leanna, Texas Higher Educational Facilities Revenue (Saint Edwards University Project) 4.75% 6/1/32	1,150,000	939,780
Texas A & M University Revenue Financing System 5.00% 5/15/17	4,060,000	4,680,246
University of the Virgin Islands Series A 5.375% 6/1/34	500,000	426,575
		36,675,816
Electric Revenue Bonds – 2.46%
Chelan County, Washington Public Utilities District #001 Consolidated Revenue (Chelan
Hydro System) Series A 5.45% 7/1/37 (AMBAC) (AMT)	5,000,000	4,497,600
Florida State Municipal Power Agency Revenue (Stanton II Project) 5.00% 10/1/26 (AMBAC)	2,000,000	2,000,480
Missouri State Environmental Improvement & Energy Resource Authority Pollution Control
Revenue Refunding (St. Joseph Light & Power Company Project) 5.85% 2/1/13 (AMBAC)	2,200,000	2,202,112
Puerto Rico Electric Power Authority Power Revenue
Series PP 5.00% 7/1/25 (NATL-RE) (FGIC)	1,000,000	966,700
Series TT 5.00% 7/1/37	1,105,000	959,803
Series WW 5.50% 7/1/38	2,100,000	1,964,424
Sikeston, Missouri Electric Revenue Refunding 6.00% 6/1/13 (NATL-RE)	1,000,000	1,050,500
		13,641,619
Escrowed to Maturity Bonds – 7.21%
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue (Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	440,000	496,324
^Greene County, Missouri Single Family Mortgage Revenue Municipal Multiplier (Private
Mortgage Insurance) 6.10% 3/1/16	1,225,000	995,264
Louisiana Public Facilities Authority Hospital Revenue (Southern Baptist Hospital, Inc. Project) 8.00% 5/15/12	2,715,000	3,032,085
New Jersey State Highway Authority Garden State Parkway General Revenue (Senior Parkway)
5.50% 1/1/14 (FGIC)	5,000,000	5,798,100
5.50% 1/1/15 (FGIC)	7,310,000	8,586,618
5.50% 1/1/16 (FGIC)	1,000,000	1,194,930
Oklahoma State Turnpike Authority Revenue (First Senior) 6.00% 1/1/22	13,535,000	17,151,319
Virgin Islands Public Finance Authority Revenue Series A 7.30% 10/1/18	2,200,000	2,755,324
		40,009,964
Health Care Revenue Bonds – 14.21%
Allegheny County, Pennsylvania Hospital Development Authority Revenue (University of
Pittsburgh Medical Center) Series A 5.00% 9/1/14	5,575,000	5,890,656
Arizona Health Facilities Authority Revenue (Banner Health) Series D 5.375% 1/1/32	2,500,000	2,478,875
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project) 7.125% 7/1/29	2,250,000	2,351,003
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities
Revenue Unrefunded Balance
(Southeast Missouri Hospital) 5.25% 6/1/16 (NATL-RE)	560,000	577,125
(St. Francis Medical Center) Series A 5.50% 6/1/32	1,000,000	996,120
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center) Series A 6.125% 1/1/24	1,805,000	1,606,757
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue Senior Housing (St. Clarence -
Geac) Series A 6.25% 5/1/38	1,500,000	892,575
Colorado Health Facilities Authority Revenue (Evangelical Lutheran) Series A 5.25% 6/1/34	4,275,000	3,737,761
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health Systems) Series A 5.50% 1/1/29	4,000,000	4,125,120
Escambia County, Florida Health Facilities Authority Health Care Facilities Loan (VHA
Program) 5.95% 7/1/20 (AMBAC)	470,000	486,925
Fairfax County, Virginia Industrial Development Authority Revenue (Inova Health
System) Series A 5.50% 5/15/35	2,500,000	2,547,950
Gainesville & Hall County, Georgia Development Authority Revenue Senior Living Facilities
(Lanier Village Estates Project) Series C 7.25% 11/15/29	1,000,000	1,003,730
Illinois Finance Authority Revenue (Silver Cross & Medical Centers) 7.00% 8/15/44	9,850,000	9,573,116
Illinois Health Facilities Authority Revenue (Elmhurst Memorial Healthcare Project) 5.625% 1/1/28	2,000,000	1,763,560
Indian River County, Florida Hospital District Revenue Refunding 6.10% 10/1/18 (FSA)	3,000,000	3,003,210
Lucas County, Ohio Health Care Facility Revenue (Sunset Retirement Communities) Series A 6.625% 8/15/30	2,000,000	1,923,880
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue (Catholic
Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,762,472
Michigan State Hospital Finance Authority Revenue
(Ascension Health Credit Group) Series B 5.25% 11/15/26	3,500,000	3,572,345
(Trinity Health Credit) Series C 5.375% 12/1/30	6,000,000	6,046,619

Montgomery County, Pennsylvania Industrial Development Authority Retirement Community
Revenue (Acts Retirement Communities) Series A 4.50% 11/15/36	2,000,000	1,450,740
New York State Dormitory Authority Revenue (Non State Supported Debt - Orange Regional
Medical Center) 6.50% 12/1/21	2,745,000	2,498,856
North Carolina Medical Care Commission Health Care Facilities Revenue (First Mortgage -
Presbyterian Homes) 5.40% 10/1/27	3,260,000	2,706,452
North Kansas City, Missouri Hospital Revenue Series A 5.00% 11/15/28 (FSA)	500,000	497,525
Ohio State Higher Educational Facilities Community Revenue (Cleveland Clinic Health
System Obligation Group) Series A 5.25% 1/1/33	2,000,000	2,013,640
Oregon Health Sciences University Revenue Series A 5.75% 7/1/39	3,700,000	3,689,270
@Palm Beach County, Florida Health Facilities Authority Revenue (Boca Raton Community
Hospital) 5.625% 12/1/31	2,000,000	1,475,680
Prince William County, Virginia Industrial Development Authority Hospital Revenue (Potomac
Hospital Corp.) 5.35% 10/1/36	250,000	197,005
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities
Revenue (Hospital Auxilio Mutuo Obligated Group) Series A 6.25% 7/1/24 (NATL-RE)	1,200,000	1,200,312
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.625% 9/1/26	2,500,000	1,838,500
South Carolina Jobs Economic Development Authority Hospital Revenue Refunding &
Improvement (Anmed Health) Series B 5.50% 2/1/38 (ASSURED GTY)	2,500,000	2,489,075
Tallahassee, Florida Health Facilities Revenue (Tallahassee Memorial Regional Medical
Center) Series B 6.00% 12/1/15 (NATL-RE)	2,500,000	2,501,900
		78,898,754
Housing Revenue Bonds – 2.12%
Florida Housing Finance Agency
(Landings at Sea Forest Apartments) Series T
5.85% 12/1/18 (AMBAC) (FHA) (AMT)	310,000	310,167
6.05% 12/1/36 (AMBAC) (FHA) (AMT)	700,000	699,986
(Leigh Meadows Apartments Section 8 HUD) Series N
6.20% 9/1/26 (AMBAC) (AMT)	2,765,000	2,765,775
6.30% 9/1/36 (AMBAC) (AMT)	2,000,000	2,000,181
(Spinnaker Cove Apartments) Series G 6.50% 7/1/36 (AMBAC) (FHA) (AMT)	500,000	500,300
Milwaukee, Wisconsin Redevelopment Authority Multifamily Revenue (City Hall Square) 6.30% 8/1/38 (FHA) (AMT)	1,455,000	1,456,397
Missouri State Housing Development Commission Mortgage Revenue Single Family
Homeowner Loan A 5.20% 9/1/33 (GNMA) (FNMA) (AMT)	215,000	206,957
Missouri State Housing Development Commission Multifamily Housing Revenue
(Hyder) Series 3 5.60% 7/1/34 (FHA) (AMT)	1,435,000	1,435,961
(San Remo) Series 5 5.45% 1/1/36 (FHA) (AMT)	500,000	488,985
New Mexico Mortgage Finance Authority Revenue
Series B Class III 6.75% 7/1/25 (GNMA) (FNMA)	120,000	123,878
Series E 6.95% 1/1/26 (GNMA) (AMT)	120,000	122,942
Orange County, Florida Housing Finance Authority Homeowner Revenue Series B 5.25%
3/1/33 (GNAM) (FNMA) (AMT)	140,000	135,738
Oregon Health, Housing, Educational, & Cultural Facilities Authority Revenue (Pier Park
Project) Series A 6.05% 4/1/18 (GNMA) (AMT)	890,000	891,086
Santa Fe, New Mexico Single Family Mortgage Revenue Series B -1 6.20% 11/1/16 (GNMA) (FNMA) (AMT)	135,000	135,159
Volusia County, Florida Multifamily Housing Finance Authority (San Marco Apartments) Series
A 5.60% 1/1/44 (FSA) (AMT)	500,000	493,945
		11,767,457
Lease Revenue Bonds – 2.14%
Atlanta, Georgia Development Authority Educational Facilities Revenue (Panther
Place-Georgia State Campus) Series A 4.75% 7/1/32 (ASSURED GTY)	3,000,000	2,823,451
Loudoun County, Virginia Industrial Development Authority Public Safety Facility Lease
Revenue Series A 5.25% 12/15/23 (FSA)	700,000	746,543
Missouri State Development Finance Board Infrastructure Facilities Revenue
(Branson Landing Project) Series A	1,435,000	1,354,152
5.25% 12/1/19
5.625% 12/1/28	2,430,000	2,209,283
(Sewer System Improvement Project) Series C 5.00% 3/1/25	605,000	588,877
(Triumph Foods Project) Series A 5.25% 3/1/25	500,000	499,960
Puerto Rico Commonwealth Industrial Development Company General Purpose Revenue Series B 5.375% 7/1/16	1,000,000	999,900
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series F 5.25% 7/1/25	930,000	848,755
St. Charles County, Missouri Public Water Supply District #2 Certificates of Participation
(Missouri Project) Series B 5.10% 12/1/25 (NATL-RE)	500,000	480,055
^St. Louis, Missouri Industrial Development Authority Leasehold Revenue (Convention
Center Hotel) 5.80% 7/15/20 (AMBAC)	3,035,000	1,344,110
		11,895,086

Local General Obligation Bonds – 8.05%
Boerne, Texas Independent School District Building 5.25% 2/1/27 (PSF)	4,000,000	4,153,720
Chandler, Arizona 5.00% 7/1/21	4,250,000	4,735,520
Desert, California Community College District Election 2004 Series C 5.00% 8/1/37 (FSA)	4,785,000	4,616,520
Gwinnett County, Georgia School District 5.00% 2/1/11	8,000,000	8,542,480
Los Angeles, California Unified School District Election of 2005 Series F 5.00% 1/1/34	6,180,000	6,034,399
Melrose Park, Illinois Tax Increment Series B 6.00% 12/15/19 (FSA)	1,250,000	1,324,950
New York City, New York
Series I 5.125% 3/1/23	5,875,000	6,001,195
Series I-1 5.375% 4/1/36	5,000,000	5,159,650
Series J 5.25% 6/1/28	2,055,000	2,086,832
Powell, Ohio 5.50% 12/1/32 (NATL-RE)	2,000,000	2,035,640
		44,690,906
§Pre-Refunded Bonds – 19.93%
Alexandria, Virginia Industrial Development Authority Revenue (Institute for Defense
Analyses) Series A 5.90% 10/1/30-10 (AMBAC)	6,000,000	6,477,420
Deschutes County, Oregon Hospital Facilities Authority Hospital Revenue (Cascade Health
Services) 5.60% 1/1/32-12	1,250,000	1,383,175
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary's Hospital) 5.25% 2/15/33-14	5,000,000	5,759,300
Florida State Board of Education (Lottery Revenue) Series A 6.00% 7/1/14-10 (FGIC)	1,000,000	1,069,650
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
5.50% 6/1/43-13	9,000,000	10,115,100
5.625% 6/1/38-13	7,500,000	8,464,950
Henrico County, Virginia Economic Development Authority Revenue (Bon Secours Health
System) Series A 5.60% 11/15/30-11	130,000	148,288
Highlands County, Florida Health Facilities Authority (Adventist Health System/Sunbelt)
Series A 6.00% 11/15/31-11	1,500,000	1,664,760
Illinois Educational Facilities Authority Student Housing Revenue (Educational Advancement
Fund - University Center Project) 6.25% 5/1/30-12	5,000,000	5,736,000
Jackson, Ohio Local School District (Stark & Summit Counties) School Facilities
Construction & Improvement 5.625% 12/1/25-10 (FSA)	1,000,000	1,073,440
Jackson, Oregon School District #6 Central Point 5.25% 6/15/20-10 (FGIC)	1,175,000	1,232,857
Lee County, Florida Airport Revenue Series B 5.75% 10/1/33-10 (FSA)	3,000,000	3,233,550
Lewisville, Texas Independent School District 6.15% 8/15/21-09 (PSF)	75,000	75,785
Linn County, Oregon Community School District #9 Lebanon 5.60% 6/15/30-13 (FGIC)	2,000,000	2,316,500
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project) Series B 5.50% 5/15/32-26	1,500,000	1,739,820
Maryland State Economic Development Corporation, Student Housing Revenue (University of
Maryland College Park Project) 5.625% 6/1/35-13	1,125,000	1,303,234
Massachusetts State Development Finance Agency Revenue (Massachusetts College of
Pharmacy Project) Series C 5.75% 7/1/33-13	1,500,000	1,765,020
Miami-Dade County, Florida Educational Facilities Authority (University of Miami) Series A 5.75% 4/1/29-10 (AMBAC)	2,000,000	2,106,720
Milledgeville-Baldwin County, Georgia Development Authority Revenue (Georgia College &
State University Foundation Student Housing Project) 6.00% 9/1/33-14	1,000,000	1,214,340
Mississippi Development Bank Special Obligation (Madison County Hospital Project) 6.30% 7/1/22-09	2,070,000	2,122,143
New Jersey State Educational Facilities Authority Revenue (Stevens Institute of Technology)
Series B 5.25% 7/1/24-14	2,085,000	2,390,077
New York City, New York Series J 5.25% 6/1/28-13	2,895,000	3,315,267
North Carolina Medical Care Commission Hospital Revenue (Northeast Medical Center
Project) 5.125% 11/1/34-14	1,250,000	1,453,113
Orange County, Florida Health Facilities Authority Revenue (Adventist Health System) 5.625% 11/15/32-12	1,000,000	1,121,730
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20-11	1,575,000	1,743,368
Osceola County, Florida School Board Certificates of Participation Series A 5.25% 6/1/27-12 (AMBAC)	4,000,000	4,450,480
Payne County, Oklahoma Economic Development Authority Student Housing Revenue
(Collegiate Housing Foundation - Oklahoma State University) Series A 6.375% 6/1/30-11	4,000,000	4,420,360
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
Series G 5.00% 7/1/42-13	525,000	597,272
Series K 5.00% 7/1/35-15	3,500,000	4,078,340
Puerto Rico Electric Power Authority Revenue
Series II 5.25% 7/1/31-12	6,000,000	6,773,820
Series NN 5.125% 7/1/29-13	1,400,000	1,599,248
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	175,000	198,800
Richmond, Virginia Public Utilities Revenue 5.00% 1/15/27-12 (FSA)	10,000,000	10,949,899
South Miami, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
Florida Group) 5.25% 11/15/33-13	4,000,000	4,524,400
St. Louis, Missouri Airport Revenue (Capital Improvement Project) Series A 5.375% 7/1/21-12 (NATL-RE)	1,635,000	1,831,037
Vancouver, Washington Limited Tax 5.50% 12/1/25-10 (AMBAC)	1,250,000	1,339,463
Wisconsin Housing & Economic Developing Authority Revenue 6.10% 6/1/21-17 (FHA)	690,000	821,887
		110,610,613

Special Tax Revenue Bonds – 6.72%
Belleville, Illinois Tax Increment Revenue (Frank Scott Parkway) Series A 5.70% 5/1/36	1,350,000	897,737
Florida Enterprise Community Development District Special Assessment 6.10% 5/1/16 (NATL-RE)	695,000	697,405
Henderson, Nevada Local Improvement Districts #T-18 5.30% 9/1/35	2,315,000	833,909
Hollywood, Florida Community Redevelopment Agency Revenue (Beach CRA) 5.625% 3/1/24	1,200,000	1,047,552
Jacksonville, Florida Excise Taxes Revenue Series B 5.00% 10/1/26 (AMBAC)	1,000,000	1,003,900
Lammersville, California School District Community Facilities District #2002 (Mountain House) 5.125% 9/1/35	4,125,000	2,737,845
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Foundation) 5.00% 10/1/14	3,000,000	3,397,410
Middlesex County, New Jersey Improvement Authority Senior Revenue (Heldrich Center
Hotel/Conference Project) Series A	1,500,000	767,295
5.00% 1/1/32
5.125% 1/1/37	1,500,000	751,635
Missouri State Development Finance Board Infrastructure Facilities Revenue (Crackerneck
Creek Project) Series C 5.00% 3/1/26	500,000	485,060
New Jersey Economic Development Authority (Cigarette Tax)
5.50% 6/15/31	1,000,000	784,110
5.75% 6/15/34	1,935,000	1,543,878
New York City, New York Transitional Finance Authority Series D 5.00% 2/1/31	5,000,000	5,051,400
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	1,000,000	1,050,520
New York State Dormitory Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/38	4,545,000	4,569,134
Series B 5.25% 3/15/38	6,000,000	6,147,300
New York State Urban Development Corporation Revenue State Personal Income Tax Series B-1 5.00% 3/15/36	4,500,000	4,541,310
Tampa, Florida Sports Authority Revenue Sales Tax (Tampa Bay Arena Project) 5.75% 10/1/20 (NATL-RE)	1,000,000	1,023,940
		37,331,340
State General Obligation Bonds – 10.79%
California State
5.00% 2/1/26 (AMBAC)	5,570,000	5,440,330
5.00% 6/1/32	5,710,000	5,283,806
California State Various Purpose 6.00% 4/1/38	4,060,000	4,181,191
Connecticut State Series B 5.00% 4/15/20	7,000,000	7,934,430
Maryland State & Local Facilities Land Capital Improvement
Second Series 5.00% 8/1/16	4,000,000	4,686,560
Series A 5.00% 3/1/12	3,000,000	3,303,720
Massachusetts State Series A 5.00% 9/1/32	8,500,000	8,779,225
New York State Series A 5.00% 2/15/39	1,450,000	1,469,952
Puerto Rico Commonwealth Public Improvement Series A
5.125% 7/1/31	7,880,000	6,833,851
5.25% 7/1/23	500,000	465,095
5.50% 7/1/19 (NATL-RE)	11,500,000	11,530,245
		59,908,405
Transportation Revenue Bonds – 8.22%
Branson, Missouri Regional Airport Transportation Development District Revenue (Branson
Airport Project) Series B 6.00% 7/1/37 (AMT)	1,500,000	967,470
Capital Trust Agency Florida Revenue
(Fort Lauderdale/Cargo Acquisition Project) 5.75% 1/1/32 (AMT)	3,750,000	2,562,075
(Orlando/Cargo Acquisition Project) 6.75% 1/1/32 (AMT)	2,395,000	1,820,847
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.50% 11/1/31 (NATL-RE) (FGIC) (AMT)	1,500,000	1,440,240
Grapevine, Texas Industrial Development Corporate Revenue (Air Cargo) 6.50% 1/1/24 (AMT)	910,000	738,492
Houston, Texas Industrial Development Corporate Revenue (Air Cargo) 6.375% 1/1/23 (AMT)	1,995,000	1,612,918
Metropolitan, New York Transportation Authority Revenue Series A 5.00% 11/15/18	5,300,000	5,600,563
Missouri State Highways & Transportation Commission State Refunded Revenue (First Lien)
Series B 5.00% 5/1/24	9,000,000	9,698,850
New Jersey State Turnpike Authority Revenue Series E 5.25% 1/1/40	6,000,000	6,108,300
New York State Thruway Authority General Revenue Series H 5.00% 1/1/19 (NATL-RE)	6,240,000	6,865,747
North Texas Tollway Authority Revenue (First Tier)
Series A 6.00% 1/1/24	3,345,000	3,588,148
•Series E-3 5.75% 1/1/38	4,320,000	4,385,923
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series G 5.00% 7/1/42	275,000	224,554
		45,614,127
Water & Sewer Revenue Bonds – 2.51%
Florida Village Center Community Development District Utility Revenue 5.00% 10/1/36 (NATL-RE)	265,000	224,270
Missouri State Environmental Improvement & Energy Resource Authority Water Pollution
Control Revenue Unrefunded Balance (State Revolving Fund Project) Series A 6.05% 7/1/16 (FSA)	1,060,000	1,064,039
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	4,000,000	4,298,839
Series A 5.25% 6/15/34	3,705,000	3,746,385
Tampa, Florida Water and Sewer Revenue 6.00% 10/1/16 (FSA)	1,000,000	1,175,010
Virgin Islands Water & Power Authority Water System Revenue 5.50% 7/1/17	510,000	510,214
West Virginia State Water Development Authority Revenue (Loan Program III) Series A
6.375% 7/1/39 (AMBAC) (AMT)	2,890,000	2,907,427
		13,926,184

Total Municipal Bonds (cost $560,434,132)	559,409,409
Total Value of Securities – 100.78%
(cost $560,434,132)	559,409,409
Liabilities Net of Receivables and Other Assets (See Notes) – (0.78%)	(4,313,129)
Net Assets Applicable to 52,176,560 Shares Outstanding – 100.00%	$555,096,280

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2009.
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $2,368,255, which represented 0.43% of the Fund’s net assets. See Note 3 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of Abbreviations:
ACA – Insured by the American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by the Assured Guaranty Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FNMA – Federal National Mortgage Association collateral
FSA – Insured by Financial Security Assurance
GNMA – Government National Mortgage Association collateral
HUD – Housing and Urban Development
NATL-RE – Insured by the National Public Finance Guarantee Corporation
PSF – Insured by the Permanent School Fund
RADIAN – Insured by Radian Asset Assurance
VHA – Veterans Health Administration

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Tax-Free Fund - Delaware Tax-Free USA Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments®Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$560,434,132
Aggregate unrealized appreciation	30,503,793
Aggregate unrealized depreciation	(31,528,516)
Net unrealized depreciation	$(1,024,723)

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $753,437 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $72,146 expires in 2009 and $681,291 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$-
Level 2	559,409,409
Level 3	-
Total	$559,409,409

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 25.50% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free USA Intermediate Fund

May 31, 2009

	Principal
	Amount	Value
Municipal Bonds – 98.51%
Corporate Revenue Bonds – 7.00%
Alliance Airport Authority, Texas Special Facilities Revenue (Federal Express Corp. Project)
4.85% 4/1/21 (AMT)	$2,000,000	$1,649,800
•Brazos, Texas Harbor Industrial Development Environmental Facilities Revenue
(Dow Chemical Co. Project) 5.90% 5/1/38 (AMT)	1,010,000	850,198
Brazos, Texas River Authority Pollution Control Revenue (Texas Utilities) 5.40% 5/1/29 (AMT)	1,000,000	445,190
Buckeye, Ohio Tobacco Settlement Financing Authority Asset-Backed Series A-2 5.875% 6/1/47	7,000,000	4,573,031
•Chesapeake, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power Co. Project) Series A 3.60% 2/1/32	1,150,000	1,148,229
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,487,404
Golden State, California Tobacco Securitization Corporation Settlement Revenue
Asset-Backed Series A-1 5.75% 6/1/47	2,915,000	1,942,964
Indianapolis, Indiana Airport Authority Revenue Special Facilities
(Federal Express Corp. Project) 5.10% 1/15/17 (AMT)	750,000	681,893
Iowa Finance Authority Pollution Control Facilities Revenue (Interstate Power)
5.00% 7/1/14 (FGIC)	2,000,000	2,065,620
Maryland Economic Development Pollution Control Revenue (Potomac Electric Project)
6.20% 9/1/22	1,780,000	1,924,589
Memphis-Shelby County, Tennessee Airport Authority Special Facilities Revenue
(Federal Express Corp. Project) 5.05% 9/1/12	1,000,000	1,012,490
Michigan State Strategic Fund Limited Obligation Revenue (Dow Chemical Project)
Series B-2 6.25% 6/1/14	4,500,000	4,544,325
•Mobile, Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co.)
Series B 4.875% 6/1/34	2,840,000	2,966,124
Ohio State Air Quality Development Authority Revenue Environmental Improvement
(First Energy) Series A 5.70% 2/1/14	2,225,000	2,351,202
(USX Project) 5.00% 11/1/15	1,000,000	996,130
•Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Exelon Generation Co. Project) 5.00% 12/1/42	1,355,000	1,355,935
Prattville, Alabama Industrial Development Board Environmental Improvement Revenue
(International Paper Co. Project) Series A 6.70% 3/1/24 (AMT)	1,000,000	887,540
•Sabine, Texas River Authority Pollution Control Revenue (TXU Electric Co. Project) Series A
5.50% 5/1/22	1,000,000	771,210
Sugar Creek, Missouri Industrial Development Revenue (Lafarge North America Project)
Series A 5.65% 6/1/37 (AMT)	500,000	327,365
Toledo, Lucas County, Ohio Port Authority Development Revenue
(Northwest Ohio Bond Fund - Alex Products Inc.) Series B 6.125% 11/15/09 (AMT)	290,000	291,125
		32,272,364
Education Revenue Bonds – 5.32%
California Municipal Finance Authority Educational Revenue
(American Heritage Education Foundation Project) Series A 5.25% 6/1/26	1,000,000	805,890
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23	3,150,000	3,026,299
Chattanooga, Tennessee Health Educational & Housing Facilities Board Revenue
(CDFI Phase I, LLC Project) Series B 5.50% 10/1/20	1,095,000	899,324
Fulton County, Georgia Development Authority Revenue (Molecular Science Building Project)
5.25% 5/1/21 (NATL-RE)	1,000,000	1,069,040
Grand Traverse, Michigan Public School Academy Revenue 5.00% 11/1/36	900,000	548,253
Marietta, Georgia Development Authority Revenue (Life University Income Project)
6.25% 6/15/20	1,180,000	1,045,775
Massachusetts State Health & Educational Facilities Authority Revenue
(Nichols College Project) Series C 6.125% 10/1/29	1,000,000	812,600
•(Northeastern University) 4.125% 10/1/37	2,360,000	2,369,629
Michigan Higher Education Facilities Authority Revenue (Kalamazoo College Project)
5.50% 12/1/19	500,000	516,835
New York State Dormitory Authority Revenue
(Brooklyn Law School) Series A 5.50% 7/1/18 (RADIAN)	1,000,000	1,026,410
(Non State Supported Debt - Rockefeller University) Series A 5.00% 7/1/27	1,055,000	1,147,323

Ohio State Higher Educational Facility Revenue
(John Carroll University) 5.50% 11/15/18	335,000	352,681
•(Kenyon College Project) 4.70% 7/1/37	1,000,000	1,040,680
Ohio State University General Receipts Revenue Series B 5.25% 6/1/21	1,000,000	1,062,190
Pennsylvania State Higher Educational Facilities Authority Revenue
(University of Pennsylvania) Series A 5.00% 9/1/19	4,120,000	4,764,985
University of California Revenue Series A 5.125% 5/15/20 (AMBAC)	250,000	260,298
University of Oklahoma Research Facilities Revenue 5.00% 3/1/23 (AMBAC)	1,065,000	1,089,602
University of Virginia General Revenue Series B
5.00% 6/1/20	1,250,000	1,338,963
5.00% 6/1/21	1,250,000	1,332,550
		24,509,327
Electric Revenue Bonds – 3.41%
•Burke County, Georgia Development Authority Pollution Control Revenue (Oglethorpe Power)
Series C-2 4.625% 1/1/37 (AMBAC)	3,320,000	3,421,526
Metropolitan Government Nashville & Davidson County, Tennessee Electric Revenue
Series B 5.50% 5/15/14	1,000,000	1,144,970
Orlando, Florida Utilities Commission Water & Electric Revenue 5.25% 10/1/20	555,000	588,156
Platte River, Colorado Power Authority Revenue Series HH 5.00% 6/1/26	2,000,000	2,138,040
Rochester, Minnesota Electric Utilities Revenue Series C 5.00% 12/1/18 (NATL-RE)	2,000,000	2,234,280
South Carolina State Public Service Authority Revenue Refunding Series A 5.125% 1/1/21 (FSA)	1,000,000	1,040,220
Texas Municipal Power Agency Revenue 4.00% 9/1/11 (AMBAC)	750,000	751,253
Vernon, California Electric System Revenue Series A 5.125% 8/1/21	4,500,000	4,424,939
		15,743,384
Escrowed to Maturity Bonds – 0.04%
Southcentral, Pennsylvania General Authority Revenue (Wellspan Health Obligated Project)
5.625% 5/15/26	180,000	196,043
		196,043
Health Care Revenue Bonds – 10.52%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.00% 9/1/14	4,000,000	4,226,480
Butler County, Pennsylvania Hospital Authority Revenue (Butler Health System Project)
7.125% 7/1/29	2,250,000	2,351,003
California Statewide Communities Development Authority Revenue (Kaiser Permanente)
Series A 5.00% 4/1/19	6,920,000	7,120,056
Cape Girardeau County, Missouri Industrial Development Authority Health Care Facilities Revenue
(St. Francis Medical Center) Series A
5.50% 6/1/34	640,000	635,699
5.75% 6/1/39	1,000,000	1,015,190
Chatham County, Georgia Hospital Authority Revenue (Memorial Health Medical Center)
Series A 6.125% 1/1/24	905,000	805,604
Clackamas County, Oregon Hospital Facility Authority Revenue (Legacy Health System)
Series A 5.50% 7/15/35	900,000	892,539
@Cleveland-Cuyahoga County, Ohio Port Authority Revenue (Saint Clarence - Geac)
Series A 6.125% 5/1/26	715,000	488,166
Cuyahoga County, Ohio Revenue (Cleveland Clinic Health System) Series A 6.00% 1/1/21	1,000,000	1,064,230
Georgia Medical Center Hospital Authority Revenue (Spring Harbor Green Island Project)
5.25% 7/1/37	2,300,000	1,514,872
•Highlands County, Florida Health Facilities Authority Revenue (Adventist Health)
Series I 5.00% 11/15/29	2,000,000	2,034,800
Maryland State Health & Higher Education Facilities Authority Revenue
•(John Hopkins Health Systems) 5.00% 5/15/46	790,000	847,702
(Union Hospital of Cecil County) 5.625% 7/1/32	500,000	483,365
Massachusetts State Health & Educational Facilities Authority Revenue (Caregroup)
Series E-2 5.375% 7/1/21	1,970,000	1,944,942
Michigan State Hospital Finance Authority Revenue (Oakwood Obligation Group)
5.50% 11/1/14	2,230,000	2,254,798
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services)
Series A 6.375% 11/15/23	3,710,000	3,989,363
New Hampshire Health & Education Facilities Authority Revenue (Elliot Hospital)
Series B 5.60% 10/1/22	1,000,000	1,014,120
New York State Dormitory Authority Revenue
(Non State Supported Debt - Orange Regional Medical Center) 6.50% 12/1/21	2,000,000	1,820,660
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Presbyterian Homes) 5.40% 10/1/27	780,000	647,556
Ohio State Higher Educational Facilities Commission Revenue
(Cleveland Clinic Health System Obligation Group) Series A
5.00% 1/1/17	2,000,000	2,178,880
5.00% 1/1/18	1,000,000	1,084,910

Scottsdale, Arizona Industrial Development Authority Hospital Revenue
(Scottsdale Healthcare) Series A 5.00% 9/1/19	3,065,000	3,078,302
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(Trezevant Manor Project) Series A 5.75% 9/1/37	560,000	372,663
St. Louis Park, Minnesota Health Care Facilities Revenue Refunding (Nicollet Health Services) Series C
5.50% 7/1/18	4,240,000	4,563,088
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health East)
Series A 5.25% 11/15/16	1,200,000	1,237,560
St. Paul, Minnesota Housing & Redevelopment Authority Hospital Revenue
(Health East Project) 6.00% 11/15/25	1,000,000	862,440
		48,528,988
Housing Revenue Bonds – 1.56%
California Housing Finance Agency Revenue (Home Mortgage) Series M 5.95% 8/1/25 (AMT)	2,700,000	2,583,657
Puerto Rico Housing Finance Authority Subordinate (Capital Fund Modernization) 5.50% 12/1/16	4,120,000	4,594,418
		7,178,075
Lease Revenue Bonds – 3.14%
Golden State, California Tobacco Securitization Corporation Settlement Revenue Refunding
Asset-Backed Series A	1,170,000	1,145,114
5.00% 6/1/18
5.00% 6/1/21 (AMBAC)	1,000,000	952,260
Michigan State Building Authority Revenue Series I
5.00% 10/15/09 (FSA)	1,000,000	1,014,910
5.00% 10/15/24	3,000,000	3,018,510
5.50% 10/15/18	2,175,000	2,326,163
New York State Municipal Bond Bank Agency Special School Purpose Revenue Series C
5.25% 6/1/22	1,000,000	1,032,130
•Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series J 5.00% 7/1/28	1,000,000	1,002,510
•Puerto Rico Public Finance Corporate Revenue Series A 5.25% 8/1/29 (NATL-RE)	620,000	625,177
Tobacco Settlement Financing New York Revenue (Asset-Backed) Series B 5.00% 6/1/12	2,060,000	2,208,402
Virginia College Building Authority, Virginia Educational Facilities Revenue
(Public Financing Higher Education Program) Series A 5.00% 9/1/13	1,000,000	1,128,570
		14,453,746
Local General Obligation Bonds – 10.28%
Chandler, Arizona 5.00% 7/1/21	4,000,000	4,456,960
Chicago, Illinois Board of Education Refunding Dedicated Revenue Series B
5.00% 12/1/23 (AMBAC)	3,500,000	3,592,645
Chicago, Illinois Modern Schools Across Chicago Series J 5.00% 12/1/23 (AMBAC)	2,865,000	2,992,865
Chicago, Illinois Project & Refunding Series C 5.50% 1/1/40 (NATL-RE) (FGIC)	2,940,000	2,959,404
Dallas, Texas 5.125% 2/15/15	3,000,000	3,446,550
Fairfax County, Virginia Refunding & Public Improvement 5.25% 4/1/14	3,500,000	4,030,775
Gwinnett County, Georgia School District
5.00% 2/1/11	3,000,000	3,203,430
5.00% 2/1/21	2,175,000	2,466,515
Lansing, Michigan Community College (College Building and Site) 5.00% 5/1/21 (NATL-RE)	1,325,000	1,387,063
Licking County, Ohio Joint Vocational School District School Facilities Construction and Improvement
5.00% 12/1/19 (NATL-RE)	1,000,000	1,057,130
Los Angeles, California Unified School District Election 2004 Series G
5.00% 7/1/13 (AMBAC)	2,000,000	2,208,720
5.00% 7/1/31 (AMBAC)	3,955,000	3,918,298
Middlesex County, New Jersey Improvement Authority Revenue
(County Guaranteed Open Space Trust) 5.25% 9/15/20	1,000,000	1,095,900
New York City, New York
Series A-1 5.00% 8/1/19	3,500,000	3,732,190
Series G 5.25% 8/1/15	1,000,000	1,083,390
Series I 5.00% 8/1/21	1,000,000	1,033,360
Series I-1 5.25% 4/1/28	4,500,000	4,649,895
Series J 5.50% 6/1/23	100,000	103,732
		47,418,822
§Pre-Refunded Bonds – 8.12%
Arizona State Transportation Board Highway Revenue 6.25% 7/1/16-09	1,850,000	1,859,528
Benton & Linn Counties, Oregon School District #509J 5.00% 6/1/21-13 (FSA)	1,000,000	1,133,400
Cook County, Illinois Series A 5.375% 11/15/21-11 (FGIC)	2,160,000	2,340,403
Duluth, Minnesota Economic Development Authority Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)	1,000,000	1,151,860
5.25% 2/15/28-14
5.50% 2/15/23-14	1,000,000	1,163,090
Forest Grove, Oregon Revenue Campus (Pacific University) 6.30% 5/1/25-10 (RADIAN)	1,000,000	1,053,380
Illinois Educational Facilities Authority Student Housing Revenue
(Educational Advancement - University Center Project) 6.00% 5/1/22-12	750,000	855,053

Lancaster County, Pennsylvania Hospital Authority Revenue
(Lancaster General Hospital Project) 5.75% 3/15/21-13	1,000,000	1,163,050
Lunenburg County, Virginia Series B 5.25% 2/1/29-13 (NATL-RE)	715,000	817,981
Miami-Dade County, Florida Educational Facilities Authority Revenue (University of Miami)
Series A 5.00% 4/1/34-14 (AMBAC)	3,500,000	3,995,775
Minneapolis, Minnesota Health Care System Revenue (Allina Health Systems) Series A
5.75% 11/15/32-12	500,000	570,315
New Jersey State Educational Facilities Authority Revenue (Georgian Court College Project)
Series C 6.50% 7/1/33-13	500,000	595,820
New York City, New York Series J 5.50% 6/1/23-13	900,000	1,039,374
North Texas Health Facilities Development Corporation Hospital Revenue
(United Regional Health Care System, Inc. Project) 6.00% 9/1/23-13	1,000,000	1,162,280
Ohio State Higher Education Capital Facilities Series B 5.625% 5/1/14-10	5,780,000	6,052,700
Pennsylvania State First Series 5.125% 1/15/19-11	3,515,000	3,787,623
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
(Geneva College Project) 6.125% 4/1/22-12	1,000,000	1,129,090
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series J
5.50% 7/1/21-14	1,000,000	1,147,910
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.50% 7/1/23-14	2,000,000	2,295,820
Southcentral, Pennsylvania General Authority Revenue (Welllspan Health Obligated Project)
5.625% 5/15/26-11	820,000	897,285
University of North Carolina Revenue (Chapel Hill) Series A 5.375% 12/1/14-11	2,000,000	2,174,360
Virginia State Resource Authority Clean Water Revenue (State Revolving Fund) 6.00% 10/1/16-10	1,000,000	1,070,980
		37,457,077
Resource Recovery Bonds – 0.25%
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Subordinate Colver Project) Series G 5.125% 12/1/15 (AMT)	1,400,000	1,142,274
		1,142,274
Special Tax Bonds – 8.84%
Baltimore, Maryland Convention Center Hotel Revenue Subordinated Series B 5.00% 9/1/16	1,200,000	969,360
California State Economic Recovery Series A 5.25% 7/1/14	1,000,000	1,096,520
Casa Grande, Arizona Excise Tax Revenue 5.00% 4/1/22 (AMBAC)	1,600,000	1,607,392
Columbia County, Georgia Sales Tax
5.00% 4/1/15	1,250,000	1,420,938
5.00% 4/1/16	1,265,000	1,448,083
5.00% 4/1/17	315,000	362,146
@East Homestead Community Development District, Florida Special Assessment Revenue
Series B 5.00% 5/1/11	275,000	203,101
Hampton, Virginia Convention Center Revenue 5.25% 1/15/23 (AMBAC)	1,000,000	1,007,150
Louisiana State Citizens Property Insurance Corporation Assessment Revenue Series C-2
6.75% 6/1/26 (ASSURED GTY)	3,600,000	4,006,800
Metropolitan Pier and Exposition Authority, Illinois Dedicate State Tax Revenue
(McCormick Place Expansion Project) Series A 5.50% 12/15/24 (NATL-RE) (FGIC)	2,000,000	2,046,880
Middlesex County, New Jersey Improvement Authority Senior Revenue
(Heldrich Center Hotel/Conference Project) Series A 5.00% 1/1/32	1,000,000	511,530
Modesto, California Special Tax Community Facilities District #04-1 (Village 2)
5.15% 9/1/36	1,500,000	983,925
New Jersey Economic Development Authority (Cigarette Tax)
5.00% 6/15/11 (FGIC)	2,750,000	2,765,318
5.50% 6/15/31	1,000,000	784,110
5.625% 6/15/18	1,000,000	946,060
•New York City, New York Transitional Finance Authority Revenue Refunding - Future Tax Secured
Series A 5.50% 11/1/26	1,000,000	1,072,020
New York State Dormitory Authority State Personal Income Tax Revenue Series A
5.00% 3/15/23	2,220,000	2,410,321
New York State Thruway Authority Income Tax Revenue (Transportation) Series A
5.00% 3/15/20	1,000,000	1,122,470
New York State Urban Development Corporation Revenue State Personal Income Tax
Series A-1 5.00% 12/15/28	4,000,000	4,185,320
Oregon Department of Administrative Services Lottery Revenue Series A 5.25% 4/1/26	2,000,000	2,156,000
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	767,210
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.10% 11/1/19	250,000	207,743
Series B 5.375% 11/1/23	1,000,000	770,900
Washington State Motor Vehicle Fuel Tax Series B 5.00% 7/1/16	4,250,000	4,870,839
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
Refunding-Sales Tax-2nd Lien-Area B 5.00% 12/1/20	1,500,000	1,430,520
Wyoming State Loan & Investment Board Facilities Revenue 5.00% 10/1/24	1,550,000	1,619,595
		40,772,251

State General Obligation Bonds – 22.97%
California State 6.50% 4/1/33	4,500,000	4,905,855
California State Various Purpose 5.25% 11/1/17	1,000,000	1,046,910
Connecticut State Series C 5.00% 11/1/24	2,000,000	2,200,680
Florida State Board Education Capital Outlay Public Education Series D 5.75% 6/1/22	2,000,000	2,074,500
Georgia State
5.00% 7/1/11	6,865,000	7,435,687
Series B 5.00% 7/1/17	4,810,000	5,652,904
Series E 5.00% 8/1/12	3,125,000	3,480,344
Illinois State Refunding Series B 5.00% 1/1/13	3,475,000	3,821,562
Maryland State 5.00% 8/1/17	1,500,000	1,735,605
Maryland State & Local Facilities Loan Capital Improvement 5.00% 3/15/19	3,675,000	4,201,517
Massachusetts State Consolidated Loan
Series A 5.25% 8/1/13	5,000,000	5,684,400
Series C 5.00% 9/1/10	7,750,000	8,168,190
Minnesota State 5.00% 6/1/14	900,000	1,029,384
Mississippi State Series A 5.00% 10/1/17	4,860,000	5,593,520
North Carolina State Public Improvement Series A
5.00% 3/1/12	4,000,000	4,402,680
5.00% 3/1/15	1,200,000	1,384,884
North Carolina State Refunding Series B 5.00% 4/1/15	4,000,000	4,622,280
Ohio State
Series A 5.00% 6/15/13	3,750,000	4,215,113
Series D 5.00% 9/15/14	3,500,000	3,981,705
Pennsylvania State 5.50% 2/1/13	3,200,000	3,631,168
Pennsylvania State Second Series A 5.00% 8/1/13	4,000,000	4,528,200
Puerto Rico Commonwealth Public Improvement Series A
5.00% 7/1/16 (ASSURED GTY)	2,110,000	2,157,918
5.25% 7/1/22	3,470,000	3,273,667
5.25% 7/1/23	1,125,000	1,046,464
5.50% 7/1/17	4,415,000	4,427,627
•Puerto Rico Commonwealth Series A 5.00% 7/1/30	1,000,000	1,002,510
•Puerto Rico Public Finance Corporation Commonwealth Appropriation
(LOC Puerto Rico Government Bank) Series A 5.75% 8/1/27	1,000,000	1,020,720
Texas State Water Financial Assistance Series B 5.50% 8/1/35	3,300,000	3,304,422
Virginia State Series B 5.00% 6/1/23	2,000,000	2,234,600
Washington State Variable Purpose
Series A 5.00% 7/1/16	1,000,000	1,146,080
Series B 5.00% 1/1/20	2,500,000	2,506,825
		105,917,921
Transportation Revenue Bonds – 10.18%
Capital Trust Agency Florida Revenue (Fort Lauderdale/Cargo Acquisition Project)
5.75% 1/1/32 (AMT)	1,750,000	1,195,635
Chicago, Illinois O' Hare International Airport Revenue General-Airport-Third Lien
Series A-2 5.75% 1/1/20 (FSA) (AMT)	1,000,000	1,026,250
Dallas-Fort Worth, Texas International Airport Revenue Series A 5.00% 11/1/15 (XLCA) (AMT)	2,000,000	2,003,420
Georgia Federal Highway Road and Tollway Authority Revenue Bonds 5.00% 6/1/10 (NATL-RE)	2,000,000	2,090,780
Idaho Housing & Finance Association Grant Revenue (Antic Federal Highway Transportation)
Series A 5.25% 7/15/21 (ASSURED GTY)	2,760,000	3,071,300
Maryland State Transportation Authority Grant & Revenue 5.25% 3/1/18	4,105,000	4,846,363
Metropolitan, New York Transportation Authority Revenue
Series A 5.00% 11/15/18	2,500,000	2,641,775
Series C 6.50% 11/15/28	2,860,000	3,175,630
Metropolitan, Washington D.C. Airport Authority Systems Revenue Series A
5.50% 10/1/19 (NATL-RE) (FGIC) (AMT)	1,000,000	1,020,850
Missouri State Highways & Transportation Commission State Road Revenue Second Lien
5.25% 5/1/19	2,935,000	3,376,747
New York State Thruway Authority Revenue (General Highway and Bridge Trust Fund)
Series B 5.25% 4/1/13 (AMBAC)	3,300,000	3,661,416
North Texas Tollway Authority Revenue System (First Tier)
Series A 6.00% 1/1/20	4,000,000	4,375,640
•Series E-3 5.75% 1/1/38	2,470,000	2,507,692
Pennsylvania State Turnpike Commission Revenue Series A 5.25% 12/1/20 (AMBAC)	1,230,000	1,338,289
Texas State Transportation Commission Highway Fund Revenue (First Tier) 5.00% 4/1/18	1,700,000	1,933,325
Triborough, New York Bridge & Tunnel Authority Revenue
Series A 5.00% 11/15/17	1,720,000	1,967,749
•Series B-1 5.00% 11/15/25	4,000,000	4,262,440
•Series B-3 5.00% 11/15/38	1,800,000	1,934,748
Virginia Port Authority Commonwealth Port Fund Revenue Resolution 5.00% 7/1/12 (AMT)	500,000	530,495
		46,960,544

Water & Sewer Revenue Bonds – 6.88%
Alabama Water Pollution Control Authority Revenue 5.50% 8/15/23 (AMBAC)	1,000,000	1,007,530
Arizona Water Infrastructure Finance Authority Revenue (Water Quality) Series A
5.00% 10/1/21	2,430,000	2,737,735
Dallas, Texas Waterworks & Sewer System Revenue 5.00% 10/1/24 (FSA)	6,500,000	6,544,395
Florida Water Pollution Control Financing Corporation Revenue Series A 5.00% 1/15/25	5,000,000	5,213,200
King County, Washington Sewer Revenue Refunding Series B 5.00% 1/1/14 (NATL-RE)	3,500,000	3,904,390
Massachusetts State Water Pollution Abatement Trust 5.00% 8/1/16	2,170,000	2,530,003
New York State Environmental Facilities Corporation Revenue
(State Clean Water & Drinking Water Revolving Foundation)
Series A 5.00% 6/15/22	1,405,000	1,551,907
Series D 5.00% 9/15/23	3,360,000	3,649,094
Portland, Oregon Sewer System Revenue (First Lien) Series A 5.00% 6/15/18	4,000,000	4,587,200
		31,725,454
Total Municipal Bonds (cost $447,894,127)		454,276,270
Short-Term Investments – 0.82%
•Variable Rate Demand Notes – 0.82%
Minneapolis, Minnesota Health Care System Revenue (Fairview Health Services)
Series E 0.16% 11/15/47	2,150,000	2,150,000
New York City, New York Industrial Development Agency (New York Law School)
Series B2 3.00% 7/1/36	600,000	600,000
University of Minnesota Series C 0.15% 12/1/36	1,000,000	1,000,000
Total Short-Term Investments (cost $3,750,000)		3,750,000

Total Value of Securities – 99.33%
(cost $451,644,127)		458,026,270
Receivables and Other Assets Net of Liabilities (See Notes) – 0.67%		3,106,967
Net Assets Applicable to 40,889,855 Shares Outstanding – 100.00%		$461,133,237

§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
•Variable rate security. The rate shown is the rate as of May 31, 2009.
@Illiquid security. At May 31, 2009, the aggregate amount of illiquid securities was $691,267, which represented 0.15% of the Fund’s net assets. See Note 3 in “Notes.”

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax ASSURED
GTY – Insured by the Assured Guaranty Corporation
CDFI – Community Development Financial Institutions
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
LOC – Letter of Credit
NATL-RE – Insured by the National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Tax-Free Fund - Delaware Tax-Free USA Intermediate Fund (Fund).

Security Valuation – Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$451,644,127
Aggregate unrealized appreciation	15,960,309
Aggregate unrealized depreciation	(9,578,166)
Net unrealized appreciation	$6,382,143

For federal income tax purposes, at August 31, 2008, capital loss carryforwards of $2,502,031 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $249,429 expires in 2011, $5,791 expires in 2012, $119,427 expires in 2014 and $2,127,384 expires in 2016.

Effective September 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of May 31, 2009:

Securities
Level 1	$-
Level 2	458,026,270
Level 3	-
Total	$458,026,270

There were no Level 1 and Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2009, 17.84% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group (S&P) and/or Ba or lower by Moody’s Investors Service, Inc (Moody’s). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a Series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: